UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Jensen Value Fund
Schedule of Investments
August 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.98%

Aerospace & Defense - 9.57%
Alliant Techsystems, Inc. (a)	2,050	$135,095
General Dynamics Corp.	2,240	125,149
ITT Corp.	2,810	119,425
United Technologies Corp.	1,950	127,159
		506,828
Capital Markets - 6.91%
Federated Investors, Inc.	6,260	130,521
SEI Investments Co.	5,890	104,253
Waddell & Reed Financial, Inc.	5,700	131,157
		365,931
Commercial Banks - 2.44%
Westamerica Bancorporation	2,550	129,234

Commercial Services & Supplies - 2.08%
Pitney Bowes, Inc.	5,720	110,053

Computers & Peripherals - 4.96%
Dell, Inc. (a)	10,180	119,819
Lexmark International, Inc. (a)	4,080	142,759
		262,578
Containers & Packaging - 1.65%
Silgan Holdings, Inc.	2,930	87,578
Diversified Consumer Services - 5.40%
Apollo Group, Inc. (a)	2,930	124,466
H&R Block, Inc.	5,910	75,944
ITT Educational Services, Inc. (a)	1,610	85,749
		286,159
Diversified Financial Services - 2.44%
Moody's Corp.	6,100	128,954
Electric Utilities - 2.51%
Exelon Corp.	3,270	133,154
Food & Staples Retailing - 5.39%
Kroger Co.	1,280	25,255
Walgreen Co.	4,650	124,992
Wal-Mart Stores, Inc.	2,700	135,378
		285,625
Gas Utilities - 2.63%
UGI Corp.	5,050	139,380
Health Care Equipment & Supplies - 5.70%
Baxter International, Inc.	3,130	133,213
Becton Dickinson & Co.	380	25,912
CR Bard, Inc.	340	26,122
Medtronic, Inc.	3,710	116,791
		302,038
Health Care Providers & Services - 7.54%
Cardinal Health, Inc.	3,960	118,642
Cigna Corp.	4,360	140,479
UnitedHealth Group, Inc.	4,420	140,202
		399,323
Household Durables - 2.27%
Garmin Ltd	4,520	120,277

Household Products - 2.16%
Kimberly-Clark Corp.	1,780	114,632

Insurance - 2.51%
Arthur J Gallagher & Co.	5,340	132,699

IT Services - 5.32%
Accenture PLC	3,480	127,368
Global Payments, Inc.	670	25,212
Total System Services, Inc.	9,110	129,362
		281,942
Media - 0.90%
McGraw-Hill Cos, Inc.	850	23,502
Omnicom Group, Inc.	690	24,157
		47,659
Oil, Gas & Consumable Fuels - 2.57%
Exxon Mobil Corp.	2,300	136,068

Personal Products - 0.44%
Nu Skin Enterprises, Inc.	900	23,013

Pharmaceuticals - 10.91%
Bristol Myers Squibb Co.	5,450	142,136
Eli Lilly & Co.	3,900	130,884
Forest Laboratories, Inc. (a)	4,800	130,992
Johnson & Johnson	460	26,229
Pfizer, Inc.	9,280	147,831
		578,072
Professional Services - 2.43%
Dun & Bradstreet Corp.	1,950	128,505

Software - 1.01%
Microsoft Corp.	2,280	53,534

Specialty Retail - 4.56%
Aeropostale, Inc. (a)	880	18,744
Bed Bath & Beyond, Inc. (a)	670	24,100
Best Buy, Inc.	750	23,542
RadioShack Corp.	6,870	126,958
Ross Stores, Inc.	480	23,822
TJX Cos, Inc.	610	24,211
		241,377
Tobacco - 2.68%
Altria Group, Inc.	6,350	141,732

TOTAL COMMON STOCKS (Cost $5,589,919)		5,136,345
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.20%
Money Market Funds - 2.20%
Fidelity Institutional Money Market Fund - Government Portfolio	116,845	116,845
TOTAL SHORT TERM INVESTMENTS (Cost $116,845)		116,845

Total Investments (Cost $5,706,764) - 99.18%		5,253,190
Other Assets in Excess of Liabilities - 0.82%		43,240
TOTAL NET ASSETS - 100.00%		$5,296,430

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

	Cost of investments	$ 5,706,764
	Gross unrealized appreciation	46,496
	Gross unrealized depreciation	(500,070)
	Net unrealized depreciation	$ (453,574)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity	$5,136,345			$5,136,345
Short-Term Investments	$116,845			$116,845

Total Investments in Securities	$5,253,190			$5,253,190

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date      October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
            Joseph Neuberger, President

Date      October 25, 2010

By    /s/ John Buckel
              John Buckel, Treasurer

Date      October 25, 2010